CONCENTRATION AND RISKS - Summary Of Customers Contribution (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage of customer	17.00%	0.00%	0.00%